SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE B - SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the periods ended December 31, 2010, 2009, 2008, 2007 and 2006 is summarized as follows:

Cash paid during the period ended December 31, 2010, 2009, 2008, 2007 and 2006 for interest and income taxes:

	2011	2010	2009	2008	2007

Income Taxes	0	0	0	0	0
Interest	0	0	0	0	0
Common Stock Issued for Stock Subscriptions Receivable	0	0	0	0	0
Common Stock Cancelled for Reversal of Investment	0	0	0	0	0